Note A - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Composition of Loan Portfolio [Table Text Block ]
	% of Total Loans
	2019	2018
Residential real estate loans	40.15%	39.13%
Commercial real estate loans	28.75%	27.84%
Consumer loans	18.16%	18.46%
Commercial and industrial loans	12.94%	14.57%
	100.00%	100.00%